NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Estimated Useful Life of Assets	12 Months Ended
Dec. 31, 2011
Estimated Useful Life
Asset Category	Useful Lives (years)

Machinery and equipment	3	to	15
Furniture and fixtures			7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Machinery and Equipment [Member] | Minimum [Member]
Estimated Useful Life	3
Machinery and Equipment [Member] | Maximum [Member]
Estimated Useful Life	15
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Life	7
Leasehold Improvements [Member] | Minimum [Member]
Estimated Useful Life	Shorter of leasehold improvement life or remaining term of lease